Other Accounts Payables	12 Months Ended
Dec. 31, 2025
Other Accounts Payables [Abstract]
OTHER ACCOUNTS PAYABLES

NOTE 11 – OTHER ACCOUNTS PAYABLES

	December 31
	2025	2024
Composition:

Accrued expenses	353	500
Employees and liabilities in respect thereof	326	341
Advance payments from customers	212	128
Institutions	164	121
Warranty provision	35	35
Related parties	6	8
Other	16	14
	1,112	1,147